CONDENSED CONSOLIDATED INCOME STATEMENTS ¥ in Millions, shares in Millions, $ in Millions	6 Months Ended
	Sep. 30, 2020 CNY (¥) ¥ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 CNY (¥) ¥ / shares shares
Revenue	¥ 308,810	$ 45,483	¥ 233,941
Cost of revenue	(174,483)	(25,698)	(125,533)
Product development expenses	(30,327)	(4,467)	(21,416)
Sales and marketing expenses	(31,023)	(4,569)	(22,694)
General and administrative expenses	(18,798)	(2,769)	(12,911)
Amortization of intangible assets	(5,840)	(860)	(6,072)
Impairment of goodwill | ¥			(576)
Income from operations	48,339	7,120	44,739
Interest and investment income, net	32,647	4,808	63,535
Interest expense	(2,224)	(328)	(2,706)
Other income, net	2,641	389	5,272
Income before income tax and share of results of equity method investees	81,403	11,989	110,840
Income tax expenses	(13,035)	(1,920)	(9,527)
Share of results of equity method investees	4,593	677	(11,443)
Net income	72,961	10,746	89,870
Net loss attributable to noncontrolling interests	3,448	508	4,169
Net income attributable to Alibaba Group Holding Limited	76,409	11,254	94,039
Accretion of mezzanine equity	(49)	(7)	(247)
Net income attributable to ordinary shareholders	¥ 76,360	$ 11,247	¥ 93,792
Earnings per share attributable to ordinary shareholders
Basic | (per share)	¥ 3.54	$ 0.52	¥ 4.51
Diluted | (per share)	3.48	0.51	4.45
Earnings per ADS attributable to ordinary shareholders
Basic | (per share)	28.29	4.17	36.09
Diluted | (per share)	¥ 27.83	$ 4.10	¥ 35.58
Weighted average number of shares used in computing earnings per share (million shares)
Basic	21,591	21,591	20,788
Diluted	21,943	21,943	21,084